LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2019 are as follows:

2020	$5,677
2021	4,437
2022	3,427
2023	2,622
2024	2,480
2025 and thereafter	1,668

Total undiscounted lease payments	$20,311

Less: adjustment to discounted lease payments	(1,204)

Total discounted lease payments	$19,107

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Weighted average remaining lease term (years)	4.72

Weighted average discount rate	2.6%